Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2015
Commitments And Contingencies Disclosure [Abstract]
Minimum Rental Commitments Under Non Cancelable Operating Leases with Lease Terms in excess of One Year

Total future minimum lease payments under non-cancellable lease contracts are as follows:

Amount
(in millions)
2016	$73
2017	59
2018	43
2019	33
2020	27
2021 and beyond	34
Total minimum rental commitments	$269

Financial Services has Various Agreements to Extend Credit

At December 31, 2015, Financial Services has various agreements to extend credit for the following financing arrangements:

Facility	Total Credit Limit	Utilized	Not Utilized
	(in millions)
Wholesale and dealer financing	$7,007	$3,770	$3,237